Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowings
15.	Borrowings

	2019		2018
Line of credit with MCRF P, S.A. de C.V. SOFOM, E.N.R. of Ps. 600,000, bearing interest at a fixed rate of 13.10%. This line of credit is payable on a quarterly basis starting May 15, 2019 through May 15, 2023. BLSM Latino América Servicios, S.A. de C.V., is a guarantor in this loan.	Ps.	516,597	592,252

Secured line of credit with Banamex, for up to Ps. 400,000, bearing interest at the TIIE rate plus 317 basis point. Withdrawals from this line of credit can be made during a 10-month period starting December 15, 2018, and are payable on a quarterly basis from December 17, 2019 up to December 18, 2025.		135,209	50,000

Unsecured line of credit with Banamex, for up to Ps. 80,000, bearing interest at the TIIE rate plus 275 basis points (renewable on a yearly basis).		15,000	-

Unsecured line of credit with Banamex, for up to US$ 1,800, bearing interest at LIBOR rate plus 300 basis point. Maturity was on March 31, 2018.		-	-

Interest payable		10,907	11,227

Total debt		677,713	653,479

Less: Current portion		148,070	90,691

Long-term debt	Ps.	529,643	562,788

As of December 31, 2019, the fair value of borrowings amounted Ps. 679,188. As of December 31, 2018, the fair value of borrowings is considered to be similar to the book value (at amortized cost) determined by using the effective interest method.

Interest expense in connection with debt presented above is included in the interest expense line in the combined statement of profit or loss and other comprehensive income.

Reconciliation of movements of liabilities to cash flows arising from financing activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s combined statement of cash flows as cash flows from financing activities.

	Long-term debt		Interest payable	Derivative financial instruments, net

Balances as of January 1, 2018 (1)	Ps.	607,250	10,043	-

Changes that represent cash flows -
Loans obtained		50,667	-	-
Restricted cash		(2,001)	-	-
Payments		(36,829)	(85,159)	-
Commissions and debt issuance cost		(667)	-	-

Changes that do not represent cash flows -
Interest expense		-	86,343	-
Valuation effects of derivative financial instruments		-	-	16,629
Amortization of commissions and debt issuance cost		1,744	-	-

Balances as of December 31, 2018 (1)	Ps.	620,164	11,227	16,629
Changes that represent cash flows -
Loans obtained		104,500	-	-
Restricted cash		22,940	-	-
Payments		(82,996)	(76,465)	-
Commissions and debt issuance cost		-		-

Changes that do not represent cash flows -
Interest expense		-	85,429	-
Borrowing costs capitalized on PP&E		-	(9,284)
Valuation effects of derivative financial instruments		-	-	15,680
Amortization of commissions and debt issuance cost		2,198	-	-
Balances as of December 31, 2019	Ps.	666,806	10,907	32,309

(1)	Balances in column “Long-term debt”, are presented net of restricted cash balances as of December 31, 2018. See Note 5 for details about restricted cash.

The Group’s long-term debt maturities as of December 31, 2019, are as follows:

Year	Amount

2021	Ps.	185,447
2022		169,312
2023		245,343
2024		23,611
2025		54,000
	Ps.	677,713

The loans with financial institutions referred to above contain restrictive covenants, which require the Group (i) to continue to perform the same type of activities and businesses, maintaining their legal existence, (ii) complying with all applicable laws, (ii) having its combined financial statements audited by internationally recognized auditors authorized by the financial institution, (iii) paying all applicable taxes, (iv) obtaining all licenses and permits required by government to operate, (v) keeping assets and businesses insured against loss or damage, (vi) not to obtain additional loans exceeding Ps. 100,000 or 60% of earnings before interest, taxes, depreciation and amortization (EBITDA) of the immediately preceding year, (vii) not to incur liens on the Group’s assets, (viii) not to give or sell any rights of financial documents and (ix) not to pay dividends in an amount greater than Ps. 200,000; except in 2019 when it was permitted to pay up to Ps. 350,000. It is important to mention that additional debt may be obtained, or dividends may be paid in amounts greater than those stipulated in the contract if prior consent from such financial institution is obtained.

The line of credit agreement with MCRF P, S.A. de C.V. SOFOM, E.N.R. contains the following financial covenants:

a)	To maintain a leverage ratio equal to or lower than 3.0 during 2018; and 2.5 from January 1, 2019, until the contract expiration date.

b)	To maintain a coverage interest ratio equal to or greater than 2.5 during all term of the contract.

c)	Not to maintain the equity book value lower than Ps. 100,000.

d)	To maintain a minimum cash and cash equivalents balance of Ps. 40,000

The line of credit agreement with Banamex contains the following financial covenants:

a)	To maintain a short-term debt coverage ratio not lower than 1.5.

b)	To maintain a total debt coverage ratio not greater than 3.0.

c)	To maintain a leverage ratio not greater than 7.0.

d)	To maintain a minimum cash and cash equivalents balance of Ps. 40,000

The Group was in compliance with all covenants as of December, 31, 2019 and 2018. The Group obtained permission from Banamex prior to December 31, 2019 to consummate the merger disclosed in Notes 1 and 28c.